Fair value measurements - Gains (Losses) Due to Changes in Fair Value for Financial Instruments Measured at Fair Value Using Fair Value Option (Detail) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Short-term borrowings [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	¥ 0	[1],[2]	¥ (4)	[1],[2]	¥ (14)	[1],[2]
Collateralized financing [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	(3)	[1],[3]	(1)	[1],[3]	(1)	[1],[3]
Long-term borrowings [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	11	[1],[2],[4]	(51)	[1],[2],[4]	(11)	[1],[2],[4]
Other liabilities [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	0	[1],[5]	0	[1],[5]	0	[1],[5]
Total
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	8	[1]	(56)	[1]	(26)	[1]
Trading Assets And Private Equity Investments [Member] | Trading assets [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	0	[1],[6]	2	[1],[6]	0	[1],[6]
Trading Assets And Private Equity Investments [Member] | Private equity investments [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	0	[1],[6]	(10)	[1],[6]	(12)	[1],[6]
Loans and receivables [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	3	[1]	19	[1]	(6)	[1]
Collateralized agreements [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	4	[1],[3]	0	[1],[3]	10	[1],[3]
Other assets [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	17	[1],[6]	1	[1],[6]	0	[1],[6]
Total
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	¥ 24	[1]	¥ 12	[1]	¥ (8)	[1]

[1]	Includes gains and losses reported primarily within Net gain on trading and Gain (loss) on private equity investments in the consolidated statements of income. As of March 31, 2014, gains of \5 billion included in Other assets are reported in Revenue-Other in the consolidated statements of income.
[2]	Includes structured notes and other financial liabilities.
[3]	Includes reverse repurchase and repurchase agreements.
[4]	Includes secured financing transactions arising from transfers of financial assets which did not meet the criteria for sales accounting.
[5]	Includes loan commitments.
[6]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.